Reserves (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 5,667	$ 15,899	$ 8,907
Share-based compensation	677	842	1,104
Warrants issued	0		0
Balance	14,546	5,667	15,899
Other reserves [member]
Balance	16,715	15,873	14,394
RSUs redeemed	(381)
Share-based compensation	677	842	1,104
Stock options expired	0	0
Warrants expired	0	0
Warrants issued	284		440
Balance	17,295	16,715	15,873
Other reserves [member] | Share Options and Units [Member]
Balance	1,899	1,200
RSUs redeemed	(381)
Share-based compensation	677	842
Stock options expired	(17)	(143)
Warrants expired	0	0
Warrants issued	0
Balance	2,178	1,899	1,200
Other reserves [member] | Unexercised Share Options,Units and Warrants [Member]
Balance	13,773	12,174
RSUs redeemed	0
Share-based compensation	0	0
Stock options expired	17	143
Warrants expired	723	1,456
Warrants issued	0
Balance	14,513	13,773	12,174
Other reserves [member] | Normal Course Issuer Bid [Member]
Balance	604	604
RSUs redeemed	0
Share-based compensation	0	0
Stock options expired	0	0
Warrants expired	0	0
Warrants issued	0
Balance	604	604	604
Other reserves [member] | Warrants [Member]
Balance	439	1,895
RSUs redeemed	0
Share-based compensation	0	0
Stock options expired	0	0
Warrants expired	(723)	(1,456)
Warrants issued	284
Balance	$ 0	$ 439	$ 1,895